GEOGRAPHIC INFORMATION - Total revenues from external customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GEOGRAPHIC INFORMATION
Revenue from External Customers	$ 220,774	$ 200,287	$ 176,223